Significant accounting policies	6 Months Ended
Jun. 30, 2018
Significant accounting policies
Significant accounting policies

2. Significant accounting policies

The unaudited condensed consolidated interim financial statements for the six months ended June 30, 2018 have been prepared in accordance with International Accounting Standard 34 ‘Interim financial reporting’ (IAS 34) as issued by the IASB and IAS 34 as adopted by the European Union (EU). The unaudited condensed consolidated interim financial statements should be read in conjunction with the annual financial statements for the year ended December 31, 2017, which have been prepared in accordance with the International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB) and as adopted by the EU.

The accounting policies applied in the preparation of the unaudited condensed consolidated interim financial statements are consistent with those applied in the financial statements for the year ended December 31, 2017. New standards or interpretations applicable from January 1, 2018 do not have any significant impact on the unaudited condensed consolidated interim financial statements, except for the adoption of IFRS 15. We refer to note 5.1 of these unaudited condensed consolidated financial statements for additional information on the impact of the adoption of IFRS 15. The assessment of the impact of IFRS 16 Leases (applicable for annual periods beginning on or after January 1, 2019) is still ongoing. The Company plans to adopt IFRS 16 on its effective date.

All amounts herein are presented in thousands of €, unless otherwise indicated, rounded to the nearest € ‘000.

The unaudited condensed consolidated financial statements have been approved for issue by the Company’s Board of Directors (the Board) on July 31, 2018.